Restatement (Tables)	9 Months Ended
Sep. 30, 2016
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
These interim financial statements should be read in conjunction with the company's restated audited financial statements for the year ended December 31, 2015 included in the Form 20-F/A.

GOLAR LNG LIMITED
RESTATEMENT IMPACT ON THE UNAUDITED CONSOLIDATED STATEMENTS OF INCOME

(in thousands of $ except per share amounts)	Nine months ended September 30,
	2015	Adjustment	2015
			Restated
Time and voyage charter revenues	70,009	—	70,009
Vessel and other management fee	9,671	—	9,671
Operating revenues	79,680	—	79,680

Vessel operating expenses	42,857	—	42,857
Voyage and charterhire expenses	57,515	—	57,515
Administrative expenses	23,505	—	23,505
Depreciation and amortization	54,191	—	54,191
Total operating expenses	178,068	—	178,068

Gain on disposals to Golar Partners	103,917	(378)	103,539
Impairment of vessel held-for-sale	(1,032)	—	(1,032)
Loss on disposal of vessel held-for-sale	(5,824)	—	(5,824)
Operating loss	(1,327)	(378)	(1,705)

Other non-operating income (loss)
Dividend income	11,409	(11,409)	—
Loss on sale of available-for-sale securities	(3,011)	3,011	—
Total other non-operating income (loss)	8,398	(8,398)	—

Financial income (expense)
Interest income	4,786	—	4,786
Interest expense	(51,622)	—	(51,622)
Other financial items, net	(91,561)	—	(91,561)
Net financial expense	(138,397)	—	(138,397)

Loss before taxes and equity in net earnings of affiliates	(131,326)	(8,776)	(140,102)
Income taxes	2,563	—	2,563
Equity in net earnings of affiliates	10,133	32,007	42,140

Net (loss) income	(118,630)	23,231	(95,399)
Net income attributable to non-controlling interests	(8,138)	—	(8,138)
Net (loss) income attributable to Golar LNG Ltd	(126,768)	23,231	(103,537)
Basic and diluted (loss) earnings per share ($)	(1.36)	0.25	(1.11)

Cash dividends declared and paid per share ($)	$1.35	$—	$1.35

GOLAR LNG LIMITED
RESTATEMENT IMPACT ON THE UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

	Nine months ended September 30,
(in thousands of $)	2015	Adjustment	2015
			Restated

Net loss	(118,630)	23,231	(95,399)

Other comprehensive loss:
Net loss on qualifying cash flow hedging instruments	(706)	(3,271)	(3,977)
Net (loss) gain on investment in available-for-sale securities	(41,898)	41,898	—
Other comprehensive (loss) income (note 15)	(42,604)	38,627	(3,977)
Comprehensive (loss) income	(161,234)	61,858	(99,376)

Comprehensive (loss) income attributable to:

Stockholders of Golar LNG Limited	(169,372)	61,858	(107,514)
Non-controlling interests	8,138	—	8,138
	(161,234)	61,858	(99,376)

GOLAR LNG LIMITED RESTATEMENT IMPACT ON THE UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS

	Nine months ended September 30,
	2015	Adjustment	2015
(in thousands of $)			Restated

OPERATING ACTIVITIES
Net loss	(118,630)	23,231	(95,399)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	54,191	—	54,191
Amortization of deferred tax benefits on intra-group transfers	(2,616)	—	(2,616)
Amortization of deferred charges and guarantees, net	(2,454)	—	(2,454)
Gain on disposals to Golar Partners	(103,917)	378	(103,539)
Equity in net earnings of affiliates	(10,133)	(32,007)	(42,140)
Dividend income from available-for-sale securities and cost investments recognized in operating income	(11,409)	11,409	—
Dividends received	39,474	—	39,474
Drydocking expenditure	(10,405)	—	(10,405)
Stock-based compensation	3,611	—	3,611
Loss on disposal of available-for-sale securities	3,011	(3,011)	—
Loss on sale of vessel	5,824	—	5,824
Impairment of vessel held-for-sale	1,032	—	1,032
Net foreign exchange gain	1,883	—	1,883
Impairment of loan receivable	15,010	—	15,010
Change in assets and liabilities, net of effects from the sale of the Golar Eskimo:
Trade accounts receivable	(2,845)	—	(2,845)
Inventories	1,831	—	1,831
Prepaid expenses, accrued income and other assets	(1,869)	—	(1,869)
Amounts due from/to related companies	(9,540)	—	(9,540)
Trade accounts payable	(2,410)	—	(2,410)
Accrued expenses and deferred income	17,222	—	17,222
Other liabilities	41,575	—	41,575
Net cash used in operating activities	(91,564)	—	(91,564)
GOLAR LNG LIMITED RESTATEMENT IMPACT ON THE UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASHFLOWS

	Nine months ended September 30,
	2015	Adjustment	2015
(in thousands of $)			Restated

INVESTING ACTIVITIES
Additions to vessels and equipment	(3,633)	—	(3,633)
Additions to newbuildings	(405,331)	—	(405,331)
Additions to assets under development	(80,985)	—	(80,985)
Acquisition of LNG Abuja	(20,000)	—	(20,000)
Repayment of short-term loan granted to third party	400	—	400
Loans granted (including related parties)	(1,000)	—	(1,000)
Repayment of short-term loan granted to Golar Partners	20,000	—	20,000
Additions to investment in affiliates	(5,023)	—	(5,023)
Proceeds from disposal of business to Golar Partners, net of cash disposed (including repayments on related vendor financing loans granted)	126,872	—	126,872
Proceeds from disposal of fixed assets	18,987	—	18,987
Proceeds from disposal of high yield bond in Golar Partners	—		—
Investment in subsidiary, net of cash acquired	(16)	—	(16)
Proceeds from disposal of investments in affiliates	207,428	—	207,428
Restricted cash and short-term receivables	(843)	—	(843)
Net cash used in investing activities	(143,144)	—	(143,144)

FINANCING ACTIVITIES
Proceeds from short-term and long-term debt (including related parties)	570,077	—	570,077
Repayments of short-term and long-term debt (including related parties)	(138,299)	—	(138,299)
Financing costs paid	(11,290)	—	(11,290)
Cash dividends paid	(121,359)	—	(121,359)
Restricted cash and short-term receivables	(33,012)	—	(33,012)
Proceeds from exercise of share options	23	—	23
Net cash provided by financing activities	266,140	—	266,140
Net increase in cash and cash equivalents	31,432	—	31,432
Cash and cash equivalents at beginning of period	191,410	—	191,410
Cash and cash equivalents at end of period	222,842	—	222,842
GOLAR LNG LIMITED
RESTATEMENT IMPACT ON THE UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

(in thousands of $)	Share Capital	Treasury Shares	Additional Paid-in Capital	Contributed Surplus (1)	Accumulated Other Comprehensive (Loss) Income			Accumulated Retained Earnings			Total before Non- controlling Interest (Restated)	Non-controlling Interest	Total Equity (Restated)
					2015	Adjustment	Restated	2015	Adjustment	Restated
Balance at December 31, 2014	93,415	—	1,307,087	200,000	5,171	(11,750)	(6,579)	675,179	(33,335)	641,844	2,235,767	1,655	2,237,422

Net income (1)(2)	—	—	—	—	—	—	—	(126,768)	23,231	(103,537)	(103,537)	8,138	(95,399)
Dividends	—	—	—	—	—	—	—	(121,359)	—	(121,359)	(121,359)	—	(121,359)
Exercise of share options	8	—	15	—	—	—	—	—	—	—	23	—	23
Grant of share options	—	—	4,891	—	—	—	—	—	—	—	4,891	—	4,891
Forfeiture of share options	—	—	(1,735)	—	—	—	—	—	—	—	(1,735)	—	(1,735)
Cancellation of share options	—	—	787	—	—	—	—	—	—	—	787	—	787
Transfer of additional paid in capital	—	—	6,003	—	(4,425)	—	(4,425)	—	—	—	1,578		1,578
Other comprehensive loss (2)	—	—	—	—	(42,604)	38,627	(3,977)	—	—	—	(3,977)	—	(3,977)

Balance at September 30, 2015	93,423	—	1,317,048	200,000	(41,858)	26,877	(14,981)	427,052	(10,104)	416,948	2,012,438	9,793	2,022,231